As filed with the Securities and Exchange Commission on February 18, 2011

Securities Act File No. 2-95973

Investment Company Act File No. 811-4236

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 125	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 126	☒
(Check appropriate box or boxes)

JPMORGAN TRUST II

(Exact Name of Registrant Specified in Charter)

245 Park Avenue

New York, New York, 10167

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on February 25, 2011 pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses, statements of information and Part C included in Post-Effective Amendment No. 124 to the Registration Statement on Form N-1A of JPMorgan Trust II (the “Trust”), filed with the Commission on December 22, 2010 (Accession No. 000193125-10-286706, the “Registration Statement”), are incorporated herein by reference.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust II, certifies that it meets all the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 18th day of February, 2011.

JPMORGAN TRUST II

By:	PATRICIA A. MALESKI*
Patricia A. Maleski
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on February 18, 2011.

	WILLIAM J. ARMSTRONG*		WILLIAM G. MORTON, JR.*
	William J. Armstrong		William G. Morton, Jr.
	Trustee		Trustee

	JOHN F. FINN*		ROBERT A. ODEN, JR.*
	John F. Finn Trustee		Robert A. Oden, Jr. Trustee

	DR. MATTHEW GOLDSTEIN*		FERGUS REID, III*
	Dr. Matthew Goldstein Trustee		Fergus Reid, III Trustee and Chairman

	ROBERT J. HIGGINS*		FREDERICK W. RUEBECK*
	Robert J. Higgins* Trustee		Frederick W. Ruebeck Trustee

	FRANKIE D. HUGHES*		JAMES J. SCHONBACHLER*
	Frankie D. Hughes Trustee		James J. Schonbachler Trustee

	PETER C. MARSHALL*		LEONARD M. SPALDING, JR.*
	Peter C. Marshall Trustee		Leonard M. Spalding, Jr. Trustee

	MARILYN MCCOY*	By	PATRICIA A. MALESKI*
	Marilyn McCoy Trustee		Patricia A. Maleski President and Principal Executive Officer

By	JOY C. DOWD*
Joy C. Dowd Treasurer and Principal Financial Officer

*By	/S/ ELIZABETH A. DAVIN
Elizabeth A. Davin
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description